Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Leases
12.     Operating Leases
Lessor
The Company leases commercial and industrial space to tenants primarily under non-cancelable
operating leases that generally contain provisions for minimum base rents plus reimbursement for certain operating expenses. Total minimum lease payments are recognized in rental income on a straight-line basis over the term of the related lease and estimated reimbursements from tenants for real estate taxes, insurance, common area maintenance and other recoverable operating expenses are recognized in rental income in the period that the expenses are incurred.
The Company recognized $234.9 million and $212.8 million of lease income related to operating lease payments for the nine months ended September 30, 2020 and 2019, respectively.
The Company’s current leases have expirations ranging from 2020 to 2044. The following table sets forth the undiscounted cash flows for future minimum base rents to be received under operating leases as of September 30, 2020:

As of September 30, 2020
Remaining 2020	$72,450
2021	303,943
2022	305,905
2023	292,005
2024	251,481
Thereafter	1,137,808

Total	$2,363,592

The future minimum base rents in the table above excludes tenant reimbursements of operating expenses, amortization of adjustments for deferred rent receivables and the amortization of above/below-market lease intangibles.
Lessee
As of September 30, 2020, the Company leased three parcels of land located in Arizona under long-term ground leases with expiration dates of September 2102, December 2095, and September 2102 with no options to renew. The Company leases office space as part of conducting day-to-day
business in Chicago. The Company’s office space lease has a remaining lease term of approximately five years and no option to renew.

The Company incurred operating lease costs of approximately $0.9 million, and $0.7 million for the three months ended September 30, 2020 and 2019, respectively, which are included in “Property Operating Expense” in the accompanying consolidated statement of operations. Total cash paid for amounts included in the measurement of operating lease liabilities was $0.4 million and $0.3 million for three months ended September 30, 2020 and 2019, respectively.
The Company incurred operating lease costs of approximately $2.8 million, and $1.9 million for the nine months ended September 30, 2020 and 2019, respectively, which are included in “Property Operating Expense” in the accompanying consolidated statement of operations. Total cash paid for amounts included in the measurement of operating lease liabilities was $1.2 million and $0.8 million for the nine months ended September 30, 2020 and 2019, respectively.
The following table sets forth the weighted-average for the lease term and the discount rate as of September 30, 2020:

Lease Term and Discount Rate	As of September 30, 2020
Weighted-average remaining lease term in years.	80.3
Weighted-average discount rate (1)	4.98%

(1)
Because the rate implicit in each of the Company’s leases was not readily determinable, the Company used an incremental borrowing rate. In determining the Company’s incremental borrowing rate for each lease, the Company considered recent rates on secured borrowings, observable risk-free interest rates and credit spreads correlating to the Company’s creditworthiness, the impact of collateralization and the term of each of the Company’s lease agreements.

Maturities of lease liabilities as of September 30, 2020 were as follows:

As of September 30, 2020
Remaining 2020	$407
2021	1,632
2022	1,675
2023	1,741
2024	1,776
Thereafter	286,738

Total undiscounted lease payments	293,969
Less: imputed interest	(248,483)

Total lease liabilities	$45,486

14.	Operating Leases
Lessor
The Company leases commercial and industrial space to tenants primarily under non-cancelable
operating leases that generally contain provisions for minimum base rents plus reimbursement for certain operating expenses. Total minimum lease payments are recognized in rental income on a straight-line basis over the term of the related lease and estimated reimbursements from tenants for real estate taxes, insurance, common area maintenance and other recoverable operating expenses are recognized in rental income in the period that the expenses are incurred.
The Company recognized $291.4 million, $247.4 million and $257.5 million of lease income related to operating lease payments for the year ended December 31, 2019, 2018 and 2017, respectively.
The following table sets forth the undiscounted cash flows for future minimum base rents to be received under operating leases as of December 31, 2019. The Company’s current leases have expirations ranging from 2020 to 2044.

As of December 31, 2019
2020	$288,579
2021	296,570
2022	298,582
2023	284,369
2024	248,114
Thereafter	1,089,718

Total	$2,505,932

The future minimum base rents in the table above excludes tenant reimbursements of operating expenses, amortization of adjustments for deferred rent receivables and the amortization of above/below-market lease intangibles.
Lessee
As of December 31, 2019, the Company leased three parcels of land located in Arizona under long-term ground leases with expiration dates of September 2102, December 2095, and September 2102 with no options to renew. The Company leases office space as part of conducting day-to-day
business in Chicago. The Company’s office space lease has a remaining lease term of approximately six years and no option to renew.
On January 1, 2019, the Company recognized ROU assets and lease liabilities for these leases on the Company’s consolidated balance sheets, and on a go-forward
basis, lease expense will be recognized on a straight-line basis over the remaining term of the lease. On January 1, 2019, the Company recorded a ROU asset of $25.5 million and a corresponding liability $27.6 million relating to the Company’s existing ground lease arrangements.
On March 1, 2019, the Company entered into an office lease located in Chicago, Illinois. The Company recorded a ROU asset of $0.6 million and a corresponding liability to the Company’s lease agreements (see Note 14
, Operating Leases,
for details). The discount rate used to determine the present value of these operating leases’ future payments was 3.94%.

On September 20, 2019, the Company acquired the McKesson II property, and assumed a ground lease from the seller. The Company recorded a ROU asset of $16.3 million and a corresponding liability to the Company’s existing ground lease agreement.
The Company incurred operating lease costs, which are included in “Property Operating Expense” in the accompanying consolidated statement of operations, of approximately $2.8 million, for the year ended December 31, 2019. Total cash paid for amounts included in the measurement of operating lease liabilities was $1.2 million for the years ended December 31, 2019.

Lease Term and Discount Rate	December 31, 2019
Weighted-average remaining lease term in years	80.9
Weighted-average discount rate (1)	4.98%

(1)
Because the rate implicit in each of the Company’s leases was not readily determinable, the Company used incremental borrowing rate. In determining the Company’s incremental borrowing rate for each lease, the Company considered recent rates on secured borrowings, observable risk-free interest rates and credit spreads correlating to the Company’s creditworthiness, the impact of collateralization and the term of each of the Company’s lease agreements.

Maturities of lease liabilities as of December 31, 2019 were as follows:

December 31, 2019
2020	$1,629
2021	1,632
2022	1,675
2023	1,741
2024	1,776
Thereafter	286,739

Total undiscounted lease payments	295,192

Less imputed interest	(250,172)

Total lease liabilities	$45,020

As the Company elected to apply the provisions of ASC 842 on a prospective basis, the following comparative period disclosure is being presented in accordance with ASC 840. The future minimum commitments under the Company’s ground leases as of December 31, 2018 were as follows:

December 31, 2018
2019	$1,032
2020	1,032
2021	1,032
2022	1,072
2023	1,422
Thereafter	199,024

Total	$204,614